14. STOCK HOLDERS' EQUITY (Details) (USD $)	6 Months Ended
Jun. 30, 2014
Stock Holders Equity Tables
Stock Price	$ 13.75
Risk-free interest rate	1.81%
Expected dividend yield	0.00%
Expected term (in years)	4 years 9 months 18 days
Expected volatility	171.00%